UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   OCTOBER 25, 2004


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      73

Form 13F Information Table Entry Total:       $176,182,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     3642    85974 SH       SOLE                                      85974
American Intl Group            COM              026874107      437     6433 SH       SOLE                                       6433
Amgen Inc                      COM              031162100      700    12324 SH       SOLE                                      12324
Anglogold Ashanti Ltd (4/04 na COM              035128206     2603    66915 SH       SOLE                                      66915
Assoc Banc-Corp                COM              045487105     1395    43490 SH       SOLE                                      43490
BHP Billiton LTD               COM              088606108     1261    60765 SH       SOLE                                      60765
BP PLC                         COM              055622104     7253   126073 SH       SOLE                                     126073
Baker Hughes Inc               COM              057224107     3249    74320 SH       SOLE                                      74320
Bank of Hawaii Corp fmly Pacif COM              062540109      246     5200 SH       SOLE                                       5200
BellSouth Corp                 COM              079860102      383    14116 SH       SOLE                                      14116
CVS Corp                       COM              126650100     1207    28655 SH       SOLE                                      28655
ChevronTexaco Corp             COM              166764100     5006    93322 SH       SOLE                                      93322
Cisco Systems                  COM              17275R102      675    37315 SH       SOLE                                      37315
Citigroup Inc                  COM              172967101     2229    50511 SH       SOLE                                      50511
Computer Sciences              COM              205363104      212     4493 SH       SOLE                                       4493
ConocoPhillips                 COM              20825c104     4801    57950 SH       SOLE                                      57950
Developers Diversified Rlty    COM              251591103     1104    28210 SH       SOLE                                      28210
Dominion Resources             COM              25746u109     3683    56442 SH       SOLE                                      56442
Duke Realty Corp               COM              264411505     1845    55566 SH       SOLE                                      55566
Emerson Elec                   COM              291011104      309     5000 SH       SOLE                                       5000
Exxon Mobil Corp               COM              30231g102     8002   165563 SH       SOLE                                     165563
First American Bankshares      COM                             755     1600 SH       SOLE                                       1600
Gannett Inc                    COM              364730101     2787    33268 SH       SOLE                                      33268
General Electric               COM              369604103     8366   249123 SH       SOLE                                     249123
General Mills                  COM              370334104     2414    53759 SH       SOLE                                      53759
Genuine Parts                  COM              372460105      624    16267 SH       SOLE                                      16267
Goldcorp Inc                   COM              380956409      590    42540 SH       SOLE                                      42540
Harmony Gold Mining            COM              413216300     1158    85015 SH       SOLE                                      85015
Health Care Realty Tr.         COM              421946104     2766    70839 SH       SOLE                                      70839
Home Depot                     COM              437076102     1125    28687 SH       SOLE                                      28687
IBM Corp                       COM              459200101     2526    29458 SH       SOLE                                      29458
Illinois Tool Works            COM              452308109     2266    24323 SH       SOLE                                      24323
Intel Corp                     COM              458140100     2532   126219 SH       SOLE                                     126219
J.P. Morgan Chase & Co         COM              46625h100     1047    26351 SH       SOLE                                      26351
Johnson&Johnson                COM              478160104     6602   117206 SH       SOLE                                     117206
Kellogg Co                     COM              487836108     2145    50280 SH       SOLE                                      50280
Kimberly Clark                 COM              494368103      539     8350 SH       SOLE                                       8350
Liberty Property               COM              531172104     4744   119075 SH       SOLE                                     119075
Manulife Fin. Corp             COM              56501r106      285     6516 SH       SOLE                                       6516
Marshall & Ilsley              COM              571834100     4813   119436 SH       SOLE                                     119436
Masco Corp                     COM              574599106     2306    66772 SH       SOLE                                      66772
McDonald's Corp                COM              580135101      317    11296 SH       SOLE                                      11296
McGraw-Hill                    COM              580645109      610     7654 SH       SOLE                                       7654
Merck & Co                     COM              589331107     1718    52075 SH       SOLE                                      52075
Microsoft Corp                 COM              594918104     2792   100986 SH       SOLE                                     100986
Modine Mfg Co                  COM              607828100      479    15900 SH       SOLE                                      15900
Newmont Mining Corp            COM              802176107     3963    87050 SH       SOLE                                      87050
Nokia Corp Spons ADR           COM              654902204      391    28525 SH       SOLE                                      28525
Northern Border Partners L P   COM              664785102     3843    84000 SH       SOLE                                      84000
Northern States Financial Corp COM              665751103      258     9250 SH       SOLE                                       9250
Penn VA Resources              COM              707884102     1542    38550 SH       SOLE                                      38550
Pepsico, Inc.                  COM              713448108     3959    81382 SH       SOLE                                      81382
Pfizer Inc                     COM              717081103     5452   178167 SH       SOLE                                     178167
Plum Creek Timber Co. Inc.     COM              729251108     3930   112200 SH       SOLE                                     112200
Procter & Gamble               COM              742718109     3469    64104 SH       SOLE                                      64104
Royal Dutch Petro              COM              780257705     1852    35900 SH       SOLE                                      35900
SBC Commun Inc.                COM              78387G103     1271    48976 SH       SOLE                                      48976
Schlumberger                   COM              806857108     4269    63428 SH       SOLE                                      63428
Suncor Energy Inc              COM              867229106     4285   133867 SH       SOLE                                     133867
Sysco Corp                     COM              871829107     4472   149465 SH       SOLE                                     149465
Tribune Co                     COM              896047107     1885    45808 SH       SOLE                                      45808
Tyco Intl Ltd New              COM              902124106      218     7105 SH       SOLE                                       7105
U.S. Bancorp                   COM              902973304     3766   130309 SH       SOLE                                     130309
Union Pacific                  COM              907818108      490     8370 SH       SOLE                                       8370
United Parcel SVC Inc          COM              911312106     1358    17890 SH       SOLE                                      17890
United Tech Corp               COM              913017109      208     2225 SH       SOLE                                       2225
Verizon Comm. (Frmly GTE & Bel COM              92343v104     4291   108960 SH       SOLE                                     108960
Vodafone Group PLC             COM              92857w100      321    13315 SH       SOLE                                      13315
Wal Mart Stores                COM              931142103     1784    33537 SH       SOLE                                      33537
Walgreen Co                    COM              931422109     5453   152198 SH       SOLE                                     152198
Wells Fargo                    COM              949746101     3993    66959 SH       SOLE                                      66959
Wisconsin Energy               COM              976657106      203     6350 SH       SOLE                                       6350
Wyeth                          COM              983024100     2708    72405 SH       SOLE                                      61080

											FORM 13F INFORMATION TABLE